FINANCIAL INSTRUMENTS - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value adjustments	£ 11	£ 3
Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	11	2
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	0	1
- Bid-offer and trade specific adjustments | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	6	(6)
- Uncertainty | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	4	6
- Credit risk adjustment | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	1	1
- Funding fair value adjustment | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 1